Subsequent events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events

16. Subsequent events

For the consolidated financial statements as at and for the six months ended June 30, 2025, we have evaluated subsequent events through the date the consolidated financial statements were available to be issued and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements, other than the consummation of the Merger and related transactions described below.

Prior to the Merger transaction described in Note A, the Board of Directors of the Company approved the following:

1.	Authorized a 1 for 5,000 reverse stock split of issued and outstanding shares of common and preferred stock
2.	Amended the Articles of Incorporation of the Company to authorize three new classes of preferred stock, with similar rights as the previous shares of preferred stock:

a.	Series D-1 – 23,658 shares authorized with an “original issuance price” of $8.874 per share

b.	Series D-2 – 315,256 shares authorized with an “original issuance price” of $5.886 per share

c.	Series Seed-1 – 900,000 shares authorized with an “original issuance price” of $0.936 per share

3.	Adopted the 2025 Equity Incentive Plan, providing for the issuance of up to 2,800,000 shares of common stock to employees, officers, directors, and non-employees in the form of non-qualified and incentive stock options, restricted stock awards, and other stock-based awards.

4.	Issued, under the 2025 Plan, stock options to employees, consultants, board members, and others to purchase 2,705,779 shares of common stock at an exercise price of $0.41 per share, which vest immediately and 57,122 shares of common stock at an exercise price of $0.41 per share, which vest over a one-year period from the date of grant to employees.

5.	Reclassified certain shares held by shareholders as follows:

a.	11 shares of Series D preferred stock into 23,658 shares of Series D1 preferred stock

b.	96 shares of Series D preferred stock into 315,256 shares of Series D2 preferred stock

c.	203 shares of Series D preferred stock into 900,000 shares of Seed Series-1 preferred stock

6.	Terminated the Amended and Restated Investors’ Rights Agreement, the Amended and Restated Right of First Refusal and Co-Sale Agreement, and the Amended and Restated Voting Agreement, as amended September 5, 2019, between the Company and its shareholders

Further, immediately prior to the Merger, the shares and share equivalents outstanding are summarized as follows:

	Common Stock	Preferred Stock (all classes)	Stock Options	Warrants
Shares outstanding - post split	386	3,075	279	-
Shares issued upon note conversion (a)	534,850
common shares issued to advisors (c)	376,256
penny warrants issued (b)				6,008,589
Stock options issued under 2025 plan			2,762,901
	911,492	3,075	2,763,180	6,008,589

a.	All convertible notes plus accrued interest outstanding at the Merger date were converted into 534,850 shares of common stock
b.	Warrants to purchase 6,008,589 shares of common stock at $0.01 per share were issued to investors. The Company received $6,008 from the exercise of such warrants at the Merger date.
c.	Issued 376,256 common shares to consultants, advisors and for terminating a share subscription agreement.

Three put/call option agreements were put in place.

a.	The first put/call option agreement between the Company, ReShape Lifesciences, Inc, renamed as Vyome Holdings, Inc. (“VHI’). Through this agreement, 1,322,081 shares of common stock held by Indian stockholders of the Company are entitled to be exchanged for 825,448 shares of VHI common stock pursuant to the put/call exercise in the future as per the terms of the agreements.

b.	The second put/call option agreement is between the Company’s Indian subsidiary, VHI, and investors in the bridge investments that came in the form of Compulsory Convertible Debentures that were converted to 86 shares in the Indian subsidiary at the Merger closing. Those shares are entitled to be exchanged for 800,361 shares of common stock of VHI pursuant to the put/call exercise in the future as per the terms of the agreements.

c.	The third put/call option agreement is between the Company’s Indian subsidiary, VHI, and investors for the concurrent (concurrent to Merger closing) financing for subscription of 999 shares in the Indian subsidiary. Those shares are entitled to be exchanged for 89,671 shares of common stock of VHI pursuant to the put/call exercise in the future as per terms of this agreements.

VHI may exercise its call options for the specified shares of VHI in the above three option agreements upon certain defined liquidation events. The investors may exercise their put options for the purchase of their shares by the Company upon certain defined financing and/or liquidation events, in all cases subject to approval by the Board of Directors of the Company and VHI. The consideration to be paid for such put/call options is based upon pro rata “liquidation event” proceeds or certain specified amounts, and in certain investor cases, for the exchange of common stock of VHI.

In connection with the Merger, the following transactions occurred:

a.	The ReShape Board of Directors and management team resigned and were replaced by the Vyome Board of Directors and management team

b.	ReShape changed its name to VHI and began trading on the Nasdaq exchange under the ticker symbol “HIND”

c.	506,264 shares of common stock of VHI were issued to PIPE investors (“concurrent financing”) in VHI upon completion of the share investment under the Securities Purchase Agreement discussed in Note 8 above, pursuant to which the Company has received approximately $6.5 million under such commitments.

d.	4,272,632 shares of the VHI were issued to Vyome shareholders in exchange for their holdings in the Company.